CONSOLIDATED STATEMENTS OF STOCKHOLDERS EQUITY (USD $)	COMMON STOCK [Member]	ADDITIONAL PAID-IN CAPITAL [Member]	STOCK TO BE ISSUED [Member]	DEFICIT ACCUMULATED DURING EXPLORATION STAGE [Member]	Total
Beginning Balance at Nov. 24, 2004
Issuance of common stock for cash at $0.02 per share on March 22, 2005	$ 5,468	$ 103,882			$ 109,350
Issuance of common stock for cash at $0.02 per share on March 22, 2005 (Shares)	5,467,500
Issuance of common stock for cash at $0.30 per share on April 6, 2005	1,112	332,638			333,750
Issuance of common stock for cash at $0.30 per share on April 6, 2005 (Shares)	1,112,500
Stock to be issued		37,375	125		37,500
Stock to be issued (Shares)	125,000
(Loss) for the peirod				(167,683)	(167,683)
Ending Balance at Aug. 31, 2005	6,580	473,895	125	(167,683)	312,917
Ending Balance (Shares) at Aug. 31, 2005	6,705,000
Stock issued on September 29, 2005	125		(125)
(Loss) for the peirod				(200,091)	(200,091)
Ending Balance at Aug. 31, 2006	6,705	473,895		(367,774)	112,826
Ending Balance (Shares) at Aug. 31, 2006	6,705,000
Units issued for cash at $0.50 per unit to related parties on March 6, 2007 (included stock based compensation of $116,959)	93	163,236			163,329
Units issued for cash at $0.50 per unit to related parties on March 6, 2007 (included stock based compensation of $116,959) (Shares)	92,740
Stock issued for property on April 18, 2007	250	274,750			275,000
Stock issued for property on April 18, 2007 (Shares)	250,000
Units issued for cash at $0.50 per unit on April 19, 2007	100	49,900			50,000
Units issued for cash at $0.50 per unit on April 19, 2007 (Shares)	100,000
Units issued for cash at $0.50 per unit on August 31, 2007	600	299,400			300,000
Units issued for cash at $0.50 per unit on August 31, 2007 (Shares)	600,000
Imputed interest from non-interest bearing loan		3,405			3,405
(Loss) for the peirod				(607,397)	(607,397)
Ending Balance at Aug. 31, 2007	7,748	1,264,586		(975,171)	297,163
Ending Balance (Shares) at Aug. 31, 2007	7,747,740
Units issued for acquisition at $0.42 per unit on November 30, 2007	6,905	2,893,195			2,900,100
Units issued for acquisition at $0.42 per unit on November 30, 2007 (Shares)	6,905,000
Imputed interest from non-interest bearing loan		7,139			7,139
Stock-based compensation on 1,785,000 options granted		104,257			104,257
(Loss) for the peirod				(372,535)	(372,535)
Ending Balance at Aug. 31, 2008	14,653	4,269,177		(1,347,706)	2,936,124
Ending Balance (Shares) at Aug. 31, 2008	14,652,740
Imputed interest from non-interest bearing loan		4,410			4,410
Stock-based compensation		35,780			35,780
Stock Based Compensation		35,780			35,780
(Loss) for the peirod				84,233	84,233
Ending Balance at Aug. 31, 2009	14,653	4,309,367		(1,263,473)	3,060,547
Beginning Balance (Shares) at Aug. 31, 2009	14,652,740
Imputed interest from non-interest bearing loan		2,442			2,442
Gain on settlement of the amount due to related parties		34,542			34,542
Stock-based compensation		78,858			78,858
Stock issued for acquisition at $0.20 per share on February 28, 2010	500	124,500			125,000
Stock issued for acquisition at $0.20 per share on February 28, 2010 (Shares)	500,000
Units issued for cash at $0.15 per unit on May 31, 2010	557	83,068			83,625
Units issued for cash at $0.15 per unit on May 31, 2010 (Shares)	557,500
Stock Based Compensation		78,858			78,858
(Loss) for the peirod				(2,955,141)	(2,955,141)
Ending Balance at Aug. 31, 2010	15,710	4,632,777		(4,218,614)	429,873
Ending Balance (Shares) at Aug. 31, 2010	15,710,240
Debt settlement on November 22, 2010	63	9,313			9,376
Debt settlement on November 22, 2010 (Shares)	62,500
Debt settlement on November 19, 2010	100	14,900			15,000
Debt settlement on November 19, 2010 (Shares)	100,000
Stock-based compensation		254,443			254,443
Share Subscriptions on March 3, 2011	8,729	885,264			893,993
Share Subscriptions on March 3, 2011 (Shares)	8,729,000
Share issuance costs		(96,490)			(96,490)
Warrants issued on March 3, 2011		(848,459)			(848,459)
Common Shares cancelled on January 1, 2011	(1,000)	1,000
Common Shares cancelled on January 1, 2011 (Shares)	(1,000,000)
Debt settlement on March 16, 2011	78	12,422			12,500
Debt settlement on March 16, 2011 (Shares)	78,125
Debt settlement on April 27, 2011	360	157,412			157,772
Debt settlement on April 27, 2011 (Shares)	360,000
Debt settlement on April 27 2011	100	45,900			46,000
Debt settlement on April 27 2011 (Shares)	100,000
Shares issued Wildhorse on April 11, 2011	500	74,500			75,000
Shares issued Wildhorse on April 11, 2011 (Shares)	500,000
Share issuance correction on Jun 4, 2011	4	(4)
Share issuance correction on Jun 4, 2011 (Shares)	4,000
Stock Based Compensation		254,443			254,443
(Loss) for the peirod				(165,405)	(165,405)
Ending Balance at Aug. 31, 2011	24,644	5,142,978		(4,384,019)	783,603
Ending Balance (Shares) at Aug. 31, 2011	24,643,865
Stock-based compensation		66,953			66,953
Shares issued Altar on October 11, 2011	100	9,900			10,000
Shares issued Altar on October 11, 2011 (Shares)	100,000
Shares issued Wildhorse on March 30, 2012	150	14,850			15,000
Shares issued Wildhorse on March 30, 2012 (Shares)	150,000
Shares issued Tom Ihrke on April 10, 2012	94	9,281			9,375
Shares issued Tom Ihrke on April 10, 2012 (Shares)	93,750
Shares subscription for cash on April 13, 2012	2,080	191,499			193,579
Shares subscription for cash on April 13, 2012 (Shares)	2,080,000
Shares subscription for cash on July 27, 2012	600	29,400			30,000
Shares subscription for cash on July 27, 2012 (Shares)	600,000
Shares subscription for cash on August 24, 2012	160	7,840			8,000
Shares subscription for cash on August 24, 2012 (Shares)	160,000
Stock Based Compensation		66,953			66,953
(Loss) for the peirod				(1,009,735)	(1,009,735)
Ending Balance at Aug. 31, 2012	27,828	5,472,701		(5,393,754)	106,775
Ending Balance (Shares) at Aug. 31, 2012	27,827,615
Shares issued for cash September 28, 2012	1,074	48,676			49,750
Shares issued for cash September 28, 2012 (Shares)	1,074,500
Shares issued Altar on November 24, 2012	100	5,900			6,000
Shares issued Altar on November 24, 2012 (Shares)	100,000
Shares issued for cash November 15, 2012	1,152	49,498			50,650
Shares issued for cash November 15, 2012 (Shares)	1,152,300
Shares issued to Mark Snyder	160	15,840			16,000
Shares issued to Mark Snyder (Shares)	160,000
GSWPS interest		30,280			30,280
Debt settlement on March 1, 2013		30,280			30,280
(Loss) for the peirod				(730,904)	(730,904)
Ending Balance at Aug. 31, 2013	30,314	5,622,895		(6,124,658)	(471,449)
Ending Balance (Shares) at Aug. 31, 2013	30,314,415
Shares issued to Downhole Energy	100	3,900			4,000
Shares issued to Downhole Energy (Shares)	100,000
Shares issued to Stewart Briggs/Olibri	750	36,750			37,500
Shares issued to Stewart Briggs/Olibri (Shares)	750,000
Shares issued for MM Assets	10,000	390,000			400,000
Shares issued for MM Assets (Shares)	10,000,000
Shares issued for Investor Relations	200	13,800			14,000
Shares issued for Investor Relations (Shares)	200,000
Shares issued for cash for PP on Nov 18	2,720	133,280			136,000
Shares issued for cash for PP on Nov 18 (Shares)	2,720,000
Shares issued for cash for PP on Dec 23	2,528	113,732			116,260
Shares issued for cash for PP on Dec 23 (Shares)	2,528,000
Shares issued per Agreement with DS	250	37,250			37,500
Shares issued per Agreement with DS (Shares)	250,000
Shares issued per JV with WOM	5,000	895,000			900,000
Shares issued per JV with WOM (Shares)	5,000,000
Shares issued for cash for PP on Jan 31	4,292	395,142			399,434
Shares issued for cash for PP on Jan 31 (Shares)	4,292,000
Shares issued for warrant conversion	1,127	214,974			216,101
Shares issued for warrant conversion (Shares)	1,126,500
Shares issued for option conversion	450	43,800			44,250
Shares issued for option conversion (Shares)	450,000
Shares issued for cash for PP on Feb 13	12,946	1,182,070			1,195,016
Shares issued for cash for PP on Feb 13 (Shares)	12,946,000
Shares issued as per Agreeement with Agora	54	12,446			12,500
Shares issued as per Agreeement with Agora (Shares)	54,347
Shares issued per JV Agreement with GCL	10,000	2,090,000			2,100,000
Shares issued per JV Agreement with GCL (Shares)	10,000,000
Shares issued per JV Agreement with WOM	1,000	679,000			680,000
Shares issued per JV Agreement with WOM (Shares)	1,000,000
Shares issued for warrant conversion (Two)	5,828	910,617			916,445
Shares issued for warrant conversion (Two) (Shares)	5,827,855
Shares issued for option conversion (Two)	425	82,325			82,750
Shares issued for option conversion (Two) (Shares)	425,000
Shares issued as per agreement with R. Chadwick	100	67,900			68,000
Shares issued as per agreement with R. Chadwick (Shares)	100,000
Shares issued as per agreement with Dr. Melamede	250	174,750			175,000
Shares issued as per agreement with Dr. Melamede (Shares)	250,000
Shares issued as per various Ontario agreements	623	213,577			214,200
Shares issued as per various Ontario agreements (Shares)	623,297
Short swing		7,058			7,058
Stock Based Compensation		673,886			673,886
(Loss) for the peirod				(1,444,895)	(1,444,895)
Ending Balance at May. 31, 2014	$ 88,957	$ 13,994,152		$ (7,569,553)	$ 6,513,556
Ending Balance (Shares) at May. 31, 2014	88,957,414